GENERAL (Details) (USD $)	12 Months Ended			1 Months Ended	35 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2004 Ship Finance International Limited [Member]	Mar. 31, 2007 Ship Finance International Limited [Member]	Feb. 28, 2008 Independent Tankers Corporation Limited [Member]	Aug. 31, 2010 SeaTeam Singapore Pte Limited [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]
GENERAL [Abstract]
Number of tanker sizes	2
Lower range of VLCC tanker size (in dry weight tonnage)	200,000
Upper range of VLCC tanker size ((in dry weight tonnage)	320,000
Lower range of Suezmax tanker size (in dry weight tonnage)	120,000
Upper range of Suezmax tanker size (in dry weight tonnage)	170,000
Related Party Transaction [Line Items]
Number of vessel-owning entities sold to Ship Finance (in entities)				46
Number of vessels owned by each vessel-owning entity (in vessels)	1			1
Number of entities owning an option to acquire a VLCC (in entities)				1
Number of shares retained in Ship Finance retained after distribution to shareholders (in shares)					73,383
Percent of total shares retained (in hundredths)					0.01%
Percentage of subsidiary's or equity investee's stock owned by parent company sold in transaction (in hundredths)						17.53%	25.00%
Proceeds from sale of shares in subsidiaries							$ 100,000
Gain on sale of subsidiary stock recognized in statement of equity							200,000
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)								15
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)	5							5
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)								6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)								1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)								4
Loss on sale of special purpose companies	$ (306,972,000)	$ 0	$ 0					$ (307,000,000)
Number of vessels the gross charter payment commitment was reduced (in number of vessels)	32